Warintza Project Financing (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 10, 2024	Dec. 11, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 13, 2024	Dec. 21, 2023
Warintza Project Financing [Line Items]
Aggregate funding amount		$ 80,000
Financing package senior loan		60,000
Issuing of common shares		10,000	$ 26	$ 22,336
Additional equity financing		$ 10,000	$ 5,070	146
Senior loan received				45,000	$ 15,000
Senior loan bears interest payable percenatge			2.00%
Case of interest paid in cash percentage			7.00%
Interest paid in cash			7.50%
Effective interest rate percentage			12.80%
Cash			$ 5,000
Common shares issued (in Shares)	2,795,102
Common shares per share (in Dollars per share)	$ 4.9	$ 5.11
Transaction costs			$ (4)	$ (727)
Concentrates produced contract percenatge			20.00%
Production of concentrates required to deliver (in Shares)			30,000
Corresponding amount of gold and silver			$ 1,500
Offtake agreement pay			27,000
Copper offtake agreement			3,000
Top of range [member]
Warintza Project Financing [Line Items]
Aggregate proceeds	$ 9,945	$ 9,734
Bottom of range [member]
Warintza Project Financing [Line Items]
Aggregate proceeds	$ 55
First Advance [Member]
Warintza Project Financing [Line Items]
Senior loan received						$ 30,000
Last Advance [Member]
Warintza Project Financing [Line Items]
Senior loan received			15,000
Warintza Project [Member]
Warintza Project Financing [Line Items]
Administrative expenses			$ 2,500
Investor [Member]
Warintza Project Financing [Line Items]
Transaction costs		$ 266
Common shares [Member]
Warintza Project Financing [Line Items]
Common shares issued (in Shares)		2,659,099